Janus Henderson Government Money Market Fund Average Annual Total Returns - Class I N T Shares [Member] - Return Before Taxes[Member]		12 Months Ended	13 Months Ended	14 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class I
Prospectus [Line Items]
Average Annual Return, Percent		4.13%	2.21%
Performance Inception Date	Dec. 09, 2024
Class N
Prospectus [Line Items]
Average Annual Return, Percent		4.13%		2.21%
Performance Inception Date	Oct. 18, 2024
Class T
Prospectus [Line Items]
Average Annual Return, Percent		3.86%			2.84%	1.76%